Share Capital and Earnings Per Share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share Capital and Earnings Per Share
Note 11    Share Capital and Earnings Per Share
The authorized capital of MFC consists of:

∎	an unlimited number of common shares without nominal or par value; and
∎	an unlimited number of Class A, Class B and Class 1 preferred shares without nominal or par value, issuable in series.
(a) Preferred shares
The following tables presents information about the outstanding preferred shares as at December 31, 2019 and 2018.

As at December 31, 2019	Issue date	Annual dividend rate (1)	Earliest redemption date (2)	Number of shares (in millions)	Face amount	Net amount (3)
						2019	2018
Class A preferred shares
Series 2	February 18, 2005	4.65%	n/a	14	$350	$344	$344
Series 3	January 3, 2006	4.50%	n/a	12	300	294	294
Class 1 preferred shares
Series 3 (4),(5)	March 11, 2011	2.178%	June 19, 2021	6	158	155	155
Series 4 (6)	June 20, 2016	floating	June 19, 2021	2	42	41	41
Series 5 (4),(5)	December 6, 2011	3.891%	December 19, 2021	8	200	195	195
Series 7 (4),(5)	February 22, 2012	4.312%	March 19, 2022	10	250	244	244
Series 9 (4),(5)	May 24, 2012	4.351%	September 19, 2022	10	250	244	244
Series 11 (4),(5)	December 4, 2012	4.731%	March 19, 2023	8	200	196	196
Series 13 (4),(5)	June 21, 2013	4.414%	September 19, 2023	8	200	196	196
Series 15 (4),(5),(7)	February 25, 2014	3.786%	June 19, 2024	8	200	195	195
Series 17 (4),(5)	August 15, 2014	3.90%	December 19, 2019	14	350	343	343
Series 19 (4),(5)	December 3, 2014	3.80%	March 19, 2020	10	250	246	246
Series 21 (4),(5)	February 25, 2016	5.60%	June 19, 2021	17	425	417	417
Series 23 (4),(5)	November 22, 2016	4.85%	March 19, 2022	19	475	467	467
Series 25 (4),(5),(8)	February 20, 2018	4.70%	June 19, 2023	10	250	245	245
Total				156	$3,900	$3,822	$3,822

(1)	Holders of Class A and Class 1 preferred shares are entitled to receive non-cumulative preferential cash dividends on a quarterly basis, as and when declared by the Board of Directors.
(2)
Redemption of all preferred shares is subject to regulatory approval. MFC may redeem each series, in whole or in part, at par, on the earliest redemption date or every five years thereafter, except for Class A Series 2, Class A Series 3 and Class 1 Series 4 preferred shares. Class A Series 2 and Series 3 preferred shares are past their respective earliest redemption date and MFC may redeem these shares, in whole or in part, at par at any time, subject to regulatory approval, as noted. MFC may redeem the Class 1 Series 4, in whole or in part, at any time, at $25.00 per share if redeemed on June 19, 2021 and on June 19 every five years thereafter, or at $25.50 per share if redeemed on any other date after June 19, 2016, subject to regulatory approval, as noted.

(3)	Net of after-tax issuance costs.
(4)
On the earliest redemption date and every five years thereafter, the annual dividend rate will be reset to the five-year Government of Canada bond yield plus a yield specified for each series. The specified yield for Class 1 shares is: Series 3 – 1.41%, Series 5 – 2.90%, Series 7 – 3.13%, Series 9 – 2.86%, Series 11 – 2.61%, Series 13 – 2.22%, Series 15 – 2.16%, Series 17 – 2.36%, Series 19 – 2.30%, Series 21 – 4.97%, Series 23 – 3.83% and Series 25 – 2.55%.

(5)
On the earliest redemption date and every five years thereafter, Class 1 preferred shares are convertible at the option of the holder into a new series that is one number higher than their existing series, and the holders are entitled to non-cumulative
preferential cash dividends, payable quarterly if and when declared by the Board of Directors, at a rate equal to the three
-
month Government of Canada Treasury bill yield plus the rate specified in footnote 4 above.

(6)	The floating dividend rate for the Class 1 Shares Series 4 equals the three-month Government of Canada Treasury bill yield plus 1.41%.
(7)
MFC did not exercise its right to redeem all or any of the outstanding Class 1 Shares Series 15 on June 19, 2019 (the earliest redemption date). Dividend rate for Class 1 Shares Series 15 was reset as specified in footnote 4 above to an annual fixed rate of 3.786% for a five-year period commencing on June 20, 2019.

(8)	On February 20, 2018, MFC issued 10 million of Non-Cumulative Rate Reset Class 1 Shares Series 25 at a price of $25 per share for gross proceeds of $250.
(b) Common shares
The following table presents changes in common shares issued and outstanding.

	2019		2018
For the years ended December 31,	Number of shares (in millions)	Amount	Number of shares (in millions)	Amount
Balance, January 1	1,971	$22,961	1,982	$22,989
Repurchased for cancellation	(58)	(677)	(23)	(269)
Issued under dividend reinvestment plan	31	739	9	182
Issued on exercise of stock options and deferred share units	5	104	3	59
Total	1,949	$23,127	1,971	$22,961
Normal Course Issuer Bid
On November 12, 2019, MFC announced that the Toronto Stock Exchange (“TSX”) approved a normal course issuer bid (“NCIB”) permitting the purchase by MFC for cancellation of up to 58 million MFC common shares. Pursuant to the Notice of Intention filed with the TSX, purchases under the NCIB commenced on November 14, 2019 and will continue until November 13, 2020, when the NCIB expires, or such earlier date as MFC completes its purchases. As of December 31, 2019, MFC purchased and subsequently cancelled 6.3 million of its common shares pursuant to the NCIB at an average price of $25.91 per common share for a total cost of $163 million.

MFC’s previous NCIB which was announced on November 12, 2018 and amended on February 19, 2019, expired on November 13, 2019. MFC purchased and subsequently cancelled 74.5 million of its common shares pursuant to the previous NCIB at an average price of $22.20 per common share for a total cost of $1.7 billion.
During 2019, MFC purchased and subsequently cancelled 57.6 million of its common shares at an average price of $23.22 per common share for a total cost of $1.3 billion, including 51.3 million common shares for a total cost of $1.2 billion that were purchased under the previous NCIB.
Dividend Reinvestment Plan
The Company offers a Dividend Reinvestment Program (“DRIP”) whereby shareholders may elect to automatically reinvest dividends in the form of MFC common shares instead of receiving cash. The offering of the program and its terms of execution are subject to the Board of Directors’ discretion. For the first three quarters of 2019, common shares in connection with DRIP were purchased on the open market with no applicable discount. For the dividend paid on December 19, 2019, the required common shares were purchased from treasury with a two per cent discount from the market price.
(c) Earnings per share
The following table presents basic and diluted earnings per common share of the Company.

For the years ended December 31,	2019	2018
Basic earnings per common share	$2.77	$2.34
Diluted earnings per common share	2.77	2.33
The following is a reconciliation of the number of shares in the calculation of basic and diluted earnings per share.

For the years ended December 31,	2019	2018
Weighted average number of common shares (in millions)	1,958	1,983
Dilutive stock-based awards (1) (in millions)	4	5
Weighted average number of diluted common shares (in millions)	1,962	1,988

(1)
The dilutive effect of stock-based awards was calculated using the treasury stock method. This method calculates the number of incremental shares by assuming the outstanding stock-based awards are (i) exercised and (ii) then reduced by the number of shares assumed to be repurchased from the issuance proceeds, using the average market price of MFC common shares for the year. Excluded from the calculation was a weighted average of 9 million (2018 – 7 million) anti-dilutive stock-based awards.

(d) Quarterly dividend declaration subsequent to year end
On February 12, 2020, the Company’s Board of Directors approved a quarterly dividend of $0.2
8
 per share on the common shares of MFC, payable on or after March 19, 2020 to shareholders of record at the close of business on February 25, 2020.
The Board also declared dividends on the following
non-cumulative
preferred shares, payable on or after March 19, 2020 to shareholders of record at the close of business on February 25, 2020.

Class A Shares Series 2 – $ 0.29063 per share	Class 1 Shares Series 13 – $ 0.275875 per share
Class A Shares Series 3 – $ 0.28125 per share	Class 1 Shares Series 15 – $ 0.236625 per share
Class 1 Shares Series 3 – $ 0.136125 per share	Class 1 Shares Series 17 – $ 0.2375 per share
Class 1 Shares Series 4 – $ 0.191413 per share	Class 1 Shares Series 19 – $ 0.2375 per share
Class 1 Shares Series 5 – $ 0.243188 per share	Class 1 Shares Series 21 – $ 0.35 per share
Class 1 Shares Series 7 – $ 0.2695 per share	Class 1 Shares Series 23 – $ 0.303125 per share
Class 1 Shares Series 9 – $ 0.271938 per share	Class 1 Shares Series 25 – $ 0.29375 per share
Class 1 Shares Series 11 – $ 0.295688 per share